Capital Stock Activity (Details 3) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended								142 Months Ended	3 Months Ended	12 Months Ended															12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Mar. 31, 2013 Acquisition Of Aldagen [Member]	Dec. 31, 2012 Acquisition Of Aldagen [Member]	Dec. 31, 2012 Consultant [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2012 August Two Thousand and Eight Warrant [Member]	Dec. 31, 2012 August Two Thousand and Nine Warrant [Member]	Dec. 31, 2011 August Two Thousand and Nine Warrant [Member]	Dec. 31, 2010 August Two Thousand and Nine Warrant [Member]	Dec. 31, 2012 April Two Thousand and Ten Warrant [Member]	Dec. 31, 2012 Guarantor Two Thousand and Ten Warrant [Member]	Dec. 31, 2012 October Two Thousand and Ten Warrant [Member]	Dec. 31, 2012 Guarantor Two Thousand and Eleven Warrant [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]
Conversion of Series D Convertible Preferred shares								1.163	1.163				1.163														7,460,350	34,153	762,750	13,399,986
Inducement to remaining shareholders of Series D Convertible Preferred stock to convert all outstanding shares					330,000																						330,000
Class Of Warrant Or Right Exercised During Period																			584,672	418,968	374,561	274,251	2,833,493	1,333,334	375,000	1,583,335
Options exercised (Number of shares)					(35,602)				(5,000)	(5,076)	(208,747)
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares					76,461	714,126	371,927
Sale Of Shares Pursuant To Registered Direct Offering							3,727,677
Proceeds from sale of shares pursuant to registered direct offering							$ 1,506,000
Partial conversion of 4% Convertible Notes			345,580														1,062,500	1,200,000
Sale of shares pursuant to private offering					4,231,192	984,850
Sale of shares pursuant to October 2010 equity purchase agreement (in Shares)			450,000		4,350,000	7,913,804	1,350,000
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement			375,000		179,701	211,055	343,510
Common stock issued ln lieu of cash for consultant			17,500		17,500
Totals					38,272,094	11,432,549	6,830,115	81,546,859	78,774,293				81,546,859
Conversion of Series B redeemable convertible preferred stock into common stock												0
Proceeds from Warrant Exercises																			584,672	213,674	191,026	165,703	1,521,028	715,734	225,000	791,667
Stock Issued During Period, Value, Stock Options Exercised					15,185			3,775	0	2,468	41,749																0			0
Proceeds from Issuance of Private Placement	5,000,000				471,250	325,000	1,500,000							5,000,000	5,000,000			0												0
Proceeds From Issuance Of Shares On Equity Purchase Agreement			(303,000)		4,493,902	3,449,330	613,920
Proceeds From Issuance Of Shares In Lieu Of Equity Purchase Agreement					0	0																					0	0
Proceeds from Issuance or Sale of Equity			5,303,001		13,560,862	3,965,356	2,285,623
Proceeds From Issuance Of Common Stock		$ 5,000,000	$ 4,851,738	$ 6,026,000	$ 9,493,906	$ 3,774,330	$ 1,900,605	$ 0	$ 1,000				$ 52,227			$ 0